Commitments (Details 5)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2015	Sep. 30, 2015 USD ($)	Sep. 30, 2015 OMR	Jun. 30, 2017 USD ($) Installments	Jun. 30, 2017 OMR	Dec. 31, 2016 USD ($) Installments	Dec. 31, 2016 OMR	Dec. 31, 2015 USD ($)	Dec. 31, 2015 OMR	Jun. 30, 2017 OMR Installments	Dec. 31, 2016 OMR Installments	Oct. 02, 2014
Commitments (Textual)
Rent description				The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).
Percentage of owned subsidiary for project				100.00%						100.00%
Land and Land Improvements				$ 718,614,000		$ 718,614,000				OMR 276,666,667	OMR 276,666,667
Omagine LLC Shareholder Agreement [Member]
Commitments (Textual)
Success fee				10,000,000		10,000,000
Pre development expense				$ 17,920,114		$ 17,920,114
Number of installments | Installments				5		5				5	5
Obligation under the Shareholder Agreement				Further pursuant to the Shareholder Agreement, LLC is required to pay OMAG a Success Fee of $10,000,000 in five equal annual installments beginning on or within 10 days after the Draw Date and a Pre-Development Expense Amount to be determined (presently estimated at $17,920,114) payable 50% on or within 10 days after the Draw Date and 50% in five equal annual installments beginning on the first anniversary of the Draw Date. The Draw Date is defined as "the date upon which LLC draws and receives the first amount of Debt Financing pursuant to a Financing Agreement".	Further pursuant to the Shareholder Agreement, LLC is required to pay OMAG a Success Fee of $10,000,000 in five equal annual installments beginning on or within 10 days after the Draw Date and a Pre-Development Expense Amount to be determined (presently estimated at $17,920,114) payable 50% on or within 10 days after the Draw Date and 50% in five equal annual installments beginning on the first anniversary of the Draw Date. The Draw Date is defined as "the date upon which LLC draws and receives the first amount of Debt Financing pursuant to a Financing Agreement".
Omagine LLC Shareholder Agreement [Member] | OMAG Final Equity Investment [Member]
Commitments (Textual)
Capital contributions						$ 234,000	OMR 90,000
Cash advances to Omagine LLC				$ 546,000		546,000				OMR 210,000	OMR 210,000
Omagine LLC Shareholder Agreement [Member] | New Investors [Member]
Commitments (Textual)
Capital contributions				156,000	OMR 60,000	156,000	60,000
Additional cash capital contributions				69,233,125	26,628,125	69,233,125	26,628,125
Omagine LLC Shareholder Agreement [Member] | Restated Shareholder Agreement [Member]
Commitments (Textual)
Deferred investment				19,865,625						7,640,625
Omagine LLC Shareholder Agreement [Member] | Omagine LLC [Member]
Commitments (Textual)
Capital contributions				52,000	20,000	52,000	20,000
Additional cash capital contributions				182,000	70,000	182,000	70,000
CCC's original purchase price				58,500		58,500				OMR 22,500	OMR 22,500
Omagine LLC Shareholder Agreement [Member] | Omagine LLC [Member] | OMAG Final Equity Investment [Member]
Commitments (Textual)
Additional cash capital contributions				546,000	210,000	$ 546,000	OMR 210,000
Omagine LLC Development Agreement [Member]
Commitments (Textual)
Capital contributions				$ 780,000	OMR 300,000			$ 780,000	OMR 300,000
Term of agreement	5 years			20 years	20 years	20 years	20 years
Description of development agreement	(1) LLC's delivery to the Government within twelve months from the Operative Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC's submission to the Ministry of Tourism of a social impact assessment within 8 months of the Operative Date and the Government's approval thereof within 12 months of the Operative Date, (3) the Government's approval within 12 months of the Operative Date of the development control plan for the Omagine Project, and (4) the transformation of LLC into a joint stock company within 12 months of the Operative Date.
Land rights registration fee		$ 52,650	OMR 20,250
Percentage of owned subsidiary for project												60.00%
Usufruct Agreement [Member]
Commitments (Textual)
Term of agreement				50 years	50 years	50 years	50 years
CCC Deferred Investment Obligation and OMAG Option [Member]
Commitments (Textual)
Obligation under the Shareholder Agreement				The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA's approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.	The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA's approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.	The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA's approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.	The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA's approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.